SUPPLEMENT TO THE PROSPECTUSES AND
                   STATEMENTS OF ADDITIONAL INFORMATION (SAIs)
                                       OF
                    EVERGREEN GLOBAL AND INTERNATIONAL FUNDS
                 EVERGREEN INTERMEDIATE AND LONG TERM BOND FUNDS
                     EVERGREEN NATIONAL MUNICIPAL BOND FUNDS
                      EVERGREEN STATE MUNICIPAL BOND FUNDS
                        EVERGREEN VARIABLE ANNUITY FUNDS

Evergreen Offit California Municipal Bond Fund, Evergreen Offit National Municipal Bond Fund, Evergreen Offit New York Municipal Bond Fund, Evergreen Offit Emerging Markets Bond Fund, Evergreen Offit High Yield Fund, Evergreen Offit Mortgage Securities Fund, Evergreen Offit U.S. Government Securities Fund, Evergreen Offit VA Emerging Markets Bond Fund and Evergreen Offit VA U.S. Government Securities Fund (collectively, the "Funds")

         Effective January 1, 2003, the Funds will change investment advisors. Both the new advisor and the former advisor are wholly owned subsidiaries of Wachovia Corporation. There will be no change in either the portfolio manager(s) of the Funds or the advisory fees paid by the Funds. Each Fund's investment objectives and policies will remain the same.

         In conjunction with the above, the following changes apply to the Funds' prospectuses and SAIs.

         The section of the prospectus entitled "FUND FACTS" is revised as follows:

         Investment Advisor:
         o   Evergreen Investment Management Company, LLC

         The section entitled "THE FUND'S INVESTMENT ADVISOR" is revised by replacing the first paragraph with the following:

         Evergreen Investment Management Company, LLC (EIMC) is the investment advisor to the Funds. EIMC has been managing mutual funds and private accounts since 1932 and managed over $117.1 billion in assets for 115 of the Evergreen funds as of 11/30/2002. EIMC is located at 200 Berkeley Street, Boston, Massachusetts 02116-5034.

         In the second paragraph, references to "OFFITBANK" are replaced with "EIMC."

         The first paragraph of the section in part one of the SAI entitled "Advisory Fees" under `EXPENSES' is revised to read as follows:

         Evergreen Investment Management Company, LLC (EIMC), a wholly owned subsidiary of Wachovia Corporation (Wachovia), is the investment advisor to the Funds.

         References to "OFFITBANK" in the second paragraph of the section are replaced with "EIMC."

January 2, 2003                                                   564947 1/03